This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

ALLIANCEBERNSTEIN
   Investments


                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
________________________________________________________________________________

Supplement dated March 13, 2009 to the AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") Prospectuses dated April 28, 2008, offering Class A and Class B shares of AllianceBernstein Intermediate Bond Portfolio, the Fund Prospectuses dated May 1, 2008, offering Class A and Class B shares of AllianceBernstein International Value Portfolio, and the Fund Prospectuses dated May 1, 2008, as supplemented July 15, 2008, offering Class A and Class B shares of AllianceBernstein Wealth Appreciation Strategy Portfolio and AllianceBernstein Balanced Wealth Strategy Portfolio.

Each of the portfolios listed above are hereinafter referred to as the "Portfolios".

                                    * * * * *

The following information supplements certain information in the Prospectuses under the heading "Management of the Portfolios - Portfolio Managers."

AllianceBernstein Intermediate Bond Portfolio
---------------------------------------------

The management of, and investment decisions for, the Portfolio are currently made by the Adviser's U.S. Investment Grade: Core Fixed-Income Team. Paul J. DeNoon now joins Shawn E. Keegan, Joran Laird, Alison Martier, Douglas J. Peebles and Greg J. Wilensky as the team members with the most significant responsibility for the day-to-day management of the Portfolio. Mr. DeNoon is a Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2004, and Director of Emerging Market Debt.

                                    * * * * *

AllianceBernstein International Value Portfolio
-----------------------------------------------

The management of, and investment decisions for, the Portfolio are currently made by the Adviser's International Value Senior Investment Management Team. Joseph G. Paul now joins Sharon E. Fay, Kevin F. Simms, Henry S. D'Auria, and Eric J. Franco as the team members with the most significant responsibility for the day-to-day management of the Portfolio. Mr. Paul is a Senior Vice President of the Adviser, with which he has been associated since prior to 2004. He is also currently the Global Head of Diversified Value Services. Previously, he was Chief Investment Officer of Small- and Mid-Capitalization Value Equities from July 2002 until January 2009 and Co-Chief Investment Officer of Global Real Estate Investments from July 2004 until January 2009.

                                    * * * * *

AllianceBernstein Wealth Appreciation Strategy Portfolio
--------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio
----------------------------------------------------

The management of, and investment decisions for, each Portfolio are currently made by the Adviser's Multi-Asset Solutions Team. Seth J. Masters, Dokyoung Lee, Thomas J. Fontaine, Christopher H. Nikolich, and Patrick J. Rudden are the team members with the most significant responsibility for the day-to-day management of the Portfolio.

                                           Principal Occupation During the Past
Employee; Year; Title                      Five (5) Years
--------------------------------------------------------------------------------

Seth J. Masters; since inception;          Executive Vice President of the
Executive Vice President of the Adviser    Adviser, with which he has been
and Chief Investment Officer of Blend      associated in a substantially similar
Strategies and Defined Contribution        capacity to his current position
                                           since prior to 2004, and Chief
                                           Investment Officer of Blend
                                           Strategies and Defined Contribution
                                           since February 2009.

Dokyoung Lee; since July 2008; Senior      Senior Vice President of the Adviser,
Vice President of the Adviser and          with which he has been associated in
Director of Research of Blend Strategies   a similar capacity to his current
                                           position since prior to 2004, and
                                           Director of Research of Blend
                                           Strategies since February 2009.

Thomas J. Fontaine; since July 2008;       Senior Vice President of the Adviser,
Senior Vice President of the Adviser and   with which he has been associated in
Director of Research of Defined            a similar capacity to his current
Contribution                               position since prior to 2004, and
                                           Director of Research of Defined
                                           Contribution since February 2009.
                                           Previously, he was Director of
                                           Research for the Adviser's Style
                                           Blend Services, a member of the Blend
                                           Investment Policy Team from February
                                           2006 to June 2008 and served as a
                                           senior quantitative analyst since
                                           prior to 2004.

Christopher H. Nikolich; since             Senior Vice President of the Adviser,
inception; Senior Vice President of the    with which he has been associated in
Adviser                                    a substantially similar capacity to
                                           his current position since prior to
                                           2004.

Patrick J. Rudden; since February 2009;    Senior Vice President of the Adviser,
Senior Vice President of the Adviser       with which he has been associated in
                                           a similar capacity to his current
                                           position since prior to 2004, and
                                           Global Head of Institutional
                                           Investment Solutions.  He is a member
                                           of the Global, European and UK Value
                                           Equity Investment Policy Groups.


                                    * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

__________________
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